DEFERRED TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Deferred taxation analysed by major category:
Capital allowances			$ (54)	$ (21)
Other timing differences			1,353	1,518
Deferred tax liability (asset)	$ 1,299	$ 1,179	$ 1,299	$ 1,497
Reconciliation of deferred taxation:
Opening balance	1,497	1,179
IFRS 9 adjustment	0	20
Adjusted opening balance	1,497	1,199
(Charge) credit to profit or loss for the year (Note 36)	(108)	511
Deferred tax on the actuarial gain	(113)	0
Exchange differences	23	(213)
Closing balance	$ 1,299	$ 1,497